CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of contractual purchase commitments that are not recognized as liabilities
Contractual purchase commitments that are not recognized as liabilities are as follows:

	2024	2023
Less than 1 year	$329.3	$297.5
Between 1 and 5 years	245.5	249.6
Later than 5 years	3.2	1.9
Total contractual purchase commitments	$578.0	$549.0